                                          SEMI-ANNUAL REPORT   |   June 30, 2001

                                                                      The Strong

                                                                      Life Stage
--------------------------------------------------------------------------------

                                                                          Series


                             [PICTURE APPEARS HERE]




         Strong Conservative Portfolio

             Strong Moderate Portfolio

           Strong Aggressive Portfolio



                                                                   [STRONG LOGO]

                                            SEMI-ANNUAL REPORT  |  June 30, 2001




                                                                      The Strong

                                                                      Life Stage
--------------------------------------------------------------------------------

                                                                          Series

Table of Contents

Investment Reviews
     Strong Life Stage Portfolios....................  2

Financial Information
     Schedules of Investments in Securities
       Strong Life Stage Portfolios..................  4
     Statements of Assets and Liabilities............  5
     Statements of Operations........................  6
     Statements of Changes in Net Assets.............  7
     Notes to Financial Statements...................  9

Financial Highlights................................. 11

A Few Words From Dick Strong
--------------------------------------------------------------------------------

                 Take a step back and take another look

The 18-month period ending in March of 2000 will go down in the annals of financial history as a period of tremendous financial excess. The Nasdaq Index, which peaked in March of 2000 at 5049, fell to 1639 by April of 2001, a correction of over 68 percent! The pain from that fallout has been intense.

Despite the stock market correction, America is still the greatest economic power in the world. This power flows from our dedication to the principles of capitalism. Excesses do occur at both ends of the financial cycle, but in the end, our economic model is the greatest wealth creation machine ever devised. Adam Smith, the "Father of Capitalism," spoke about an "invisible hand" that is always at work promoting efficiency and growth. And it certainly was evident during the past few years.

During an economic correction any and all weaknesses are totally exposed. Economic washouts are unpleasant, but if you learn from that experience, correct your weaknesses, anticipate change, and plan for the future, there is an excellent chance that you will benefit handsomely in the next cycle.

At the present time, there is more than enough pessimism about the economy to go around. Because of the pain we have been through, it is easy to interpret most economic and financial data negatively. When you are in an environment like this, it is important to take a step back and dispassionately appraise your situation. Your investment strategy should be anchored in bedrock and consistent across a wide range of economic environments.

In 1999, the Federal Reserve Board wanted to slow the growth of the U.S. economy. One of the most effective tools at the Fed's disposal is the management of interest rates. As a central bank raises interest rates, the economy should slow and the financial markets will reflect reduced expectations.

As the Fed implemented its policy of interest rate hikes, many investors chose to look over the valley and ignore the near-term risks. This rosy attitude coupled with a financial bubble of historic magnitude resulted in a tremendous hangover.

So far in 2001, the Federal Reserve has reduced interest rates six times in an effort to reinvigorate the economy. Congress has passed a major tax cut and is refunding more than $38 billion to taxpayers. The price of oil has declined and the U.S. dollar has weakened, making our goods and services more attractive to our trading partners.

All of these factors are major financial and economic stimuli for the U.S. economy. As we mentioned in our April 30, 2000 annual report, to bet against the Fed in either direction is dangerous--for it holds almost all of the cards. When the Federal Reserve Board and most of our leaders want the economy to improve, they will move heaven and earth to make it happen.

At Strong, we believe that the U.S. financial markets may trade in a channel for a number of years as we work through the excesses that developed during the bubble of the late 1990s. Such an environment, should it develop, would be much different than the roaring 90s. Income generation (bonds), stock picking, and trading acumen could be the keys to success in this environment.

We believe the U.S. economy is fundamentally solid. The U.S. stock market has proven itself to be an excellent long-term investment vehicle. Just remember that over the long haul, the stock market reflects the moderate but consistent growth of wealth in America.

One of the key lessons of the last five years is that extreme movements of the stock market in either direction are aberrations. The key to your investment success is to have reasonable expectations and goals, and to stick to a realistic long-term plan to reach your goals.



                                                     /s/ Dick Strong

Strong Life Stage Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Portfolios' Approach

The Strong Conservative Portfolio seeks total return by investing primarily for income and secondarily for capital growth. The Strong Moderate Portfolio seeks total return by investing primarily for capital growth and secondarily for income. The Strong Aggressive Portfolio seeks capital growth. The Portfolios invest substantially all of their assets in a group of Strong Funds. The Portfolios have different allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward. These asset allocations provide you with three diversified, distinct options that can meet a wide variety of investment needs.

                    Growth of an Assumed $10,000 Investment
                            From 12-31-98 to 6-30-01

                              [GRAPH APPEARS HERE]

            The Strong    The Strong    The Strong
           Conservative    Moderate     Aggressive     S&P 500
            Portfolio     Portfolio     Portfolio      Index*
 Dec 98      $10,000       $10,000       $10,000       $10,000
 Mar 99      $10,410       $10,540       $10,720       $10,498
 Jun 99      $10,774       $10,890       $11,340       $11,238
 Sep 99      $10,660       $10,660       $11,020       $10,537
 Dec 99      $12,027       $12,665       $13,777       $12,104
 Mar 00      $12,656       $13,640       $15,115       $12,382
 Jun 00      $12,446       $13,221       $14,409       $12,053
 Sep 00      $12,755       $13,567       $14,809       $11,936
 Dec 00      $12,108       $12,442       $13,052       $11,002
 Mar 01      $11,464       $11,271       $11,323        $9,698
 Jun 01      $11,733       $11,602       $11,719       $10,266


     This graph, provided in accordance with SEC regulations, compares a $10,000 investment in each portfolio, made at its inception, with the performance of the S&P 500 Index ("S&P 500"). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

Q:   How did the Portfolios perform?

A: The Aggressive and Moderate Portfolios in the Strong Life Stage Series underperformed their benchmark indexes for the six months ending June 30, 2001. However, the Conservative Portfolio outperformed its benchmark over the same period. Three of the four equity fund components of the portfolios underperformed the benchmark S&P 500 Index over the six-month period.

     The fixed-income components of the portfolios partially offset the weaknesses on the equity side, contributing positive total returns for the period and underscoring the benefits of asset-class diversification.

Q: What market conditions, market events, and other factors affected the Portfolios' performance?

A: The dramatic slowdown in the U.S. economy that began late last year continued into 2001, prompting the Federal Reserve to usher in the new year with the first of six interest rate cuts in an effort to halt the slide. So far, the cuts have totaled 2.75 percentage points over a six-month span, one of the most aggressive easing moves by the Fed in memory.

     Meanwhile, prospects for corporate earnings worsened with every disappointing economic report. The stock market continued its bear market pattern into early April, when sentiment shifted to the positive side in hopes that the Fed would succeed in lifting the economy, and corporate profits, out of the doldrums.

Q: What investment strategies and techniques affected the Portfolios' performance?

A: In a market environment extremely unfavorable to growth stocks, the Strong Growth Fund significantly underperformed the benchmark S&P 500 Index. Hardest hit were the Fund's holdings in the technology sector. For similar reasons, the Strong Blue Chip Fund and the Strong Growth and Income Fund also lagged the benchmark. On the plus-side, the Strong Advisor Common Stock Fund significantly outperformed the Index, thanks largely to its emphasis on more value-oriented, mid-size, and small-company issues.

Q:   What is your outlook regarding the future of the markets?

A: History suggests the Fed will eventually succeed, and indications are they are nearing the end of their monetary easing phase. But the severity of the pullback in capital spending means the recovery may be more gradual than those in the past. Consumer attitudes will be a key factor in determining the outcome--and a positive note is that thus far, consumers have shown the staying power needed to keep the downturn relatively mild.

     Financial markets will, as always, be looking for clues about the future of economic growth and corporate profits. The constant drumbeat of negative earnings warnings by companies will no doubt weigh on stocks. But bad news is old news, and eventually an earnings recovery should become visible with the market subsequently responding.

     Thank you for your investment in the Strong LifeStage Series Funds.

     -----------------------------------
     Average Annual Total Returns

     As of 6-30-01

     Conservative Portfolio
     -----------------------------------
          1-year                  -5.73%

          Since Inception          6.60%
          (12-31-98)

     Moderate Portfolio
     -----------------------------------
          1-year                 -12.24%

          Since Inception          6.13%
          (12-31-98)



     Aggressive Portfolio
     -----------------------------------
         1-year                  -18.67%

         Since Inception           6.55%
         (12-31-98)
     -----------------------------------


From time to time, the Portfolios' advisor has waived its management fee and/or absorbed fund expenses, which has resulted in higher returns.

*The S&P 500 is an unmanaged index generally representative of the U.S. Stock market. Source of the S&P index is Standard & Poor's Micropal.

SCHEDULES OF INVESTMENTS IN SECURITIES                 June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                           STRONG CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                          Shares or
                                                          Principal      Value
                                                           Amount       (Note 2)
--------------------------------------------------------------------------------
Investment Company Securities 95.2%
Strong Advantage Fund, Inc. - Investor Class               377,240   $ 3,749,762
Strong Advisor Common Stock Fund - Class Z                  93,691     1,896,303
Strong Blue Chip Fund - Investor Class                     133,523     1,859,975
Strong Government Securities Fund, Inc. -
  Investor Class                                            87,379       930,586
Strong Growth and Income Fund - Investor Class              85,809     1,878,357
Strong Growth Fund - Investor Class                         93,785     1,923,527
Strong Short-Term Bond Fund, Inc. - Investor Class         588,918     5,606,498
--------------------------------------------------------------------------------
Total Investment Company Securities (Cost $18,607,581)                17,845,008
--------------------------------------------------------------------------------
Short-Term Investments (a) 4.5%
Repurchase Agreements 2.9%
ABN AMRO Inc. (Dated 6/29/01), 3.98%,
  Due 7/02/01 (Repurchase proceeds
  $100,033); Collateralized by: United
  States Government & Agency Issues (b)                   $100,000       100,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $444,430); Collateralized by: United
  States Government & Agency Issues (b)                    444,300       444,300
                                                                     -----------
                                                                         544,300

Money Market Funds 1.6%
Strong Heritage Money Fund -
  Institutional Class                                      300,000       300,000
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $844,300)                             844,300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments in Securities (Cost $19,451,881) 99.7%              18,689,308
Other Assets and Liabilities, Net 0.3%                                    52,494
--------------------------------------------------------------------------------
Net Assets 100.0%                                                    $18,741,802
================================================================================



                           STRONG MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                          Shares or
                                                          Principal      Value
                                                           Amount       (Note 2)
--------------------------------------------------------------------------------
Investment Company Securities 95.2%
Strong Advantage Fund, Inc. - Investor Class               586,675   $ 5,831,552
Strong Advisor Common Stock Fund - Class Z                 437,162     8,848,149
Strong Blue Chip Fund - Investor Class                     622,957     8,677,795
Strong Government Securities Fund, Inc. -
  Investor Class                                           543,561     5,788,925
Strong Growth and Income Fund - Investor Class             400,361     8,763,904
Strong Growth Fund - Investor Class                        437,530     8,973,740
Strong Short-Term Bond Fund, Inc. - Investor Class         915,878     8,719,158
--------------------------------------------------------------------------------
Total Investment Company Securities (Cost $61,733,417)                55,603,223
--------------------------------------------------------------------------------
Short-Term Investments (a) 4.6%
Repurchase Agreements 2.5%
Barclays Capital, Inc. (Dated 6/29/01), 3.95%,
  Due 7/02/01 (Repurchase proceeds
  $1,200,395); Collateralized by: United
  States Treasury Notes (b)                            $ 1,200,000     1,200,000
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $265,277); Collateralized by: United
  States Government & Agency Issues (b)                    265,200       265,200
                                                                     -----------
                                                                       1,465,200

Money Market Funds 2.1%
Strong Heritage Money Fund -
  Institutional Class                                    1,200,000     1,200,000
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,665,200)                         2,665,200
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments in Securities (Cost $64,398,617) 99.8%              58,268,423
Other Assets and Liabilities, Net 0.2%                                   102,473
--------------------------------------------------------------------------------
Net Assets 100.0%                                                    $58,370,896
================================================================================


                          STRONG AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                          Shares or
                                                          Principal      Value
                                                           Amount       (Note 2)
--------------------------------------------------------------------------------
Investment Company Securities 94.9%
Strong Advisor Common Stock Fund - Class Z                 258,432   $ 5,230,671
Strong Blue Chip Fund - Investor Class                     368,243     5,129,626
Strong Government Securities Fund, Inc. -
  Investor Class                                           240,967     2,566,301
Strong Growth and Income Fund - Investor Class             236,641     5,180,071
Strong Growth Fund - Investor Class                        258,606     5,304,007
Strong Short-Term Bond Fund, Inc. - Investor Class         135,342     1,288,457
--------------------------------------------------------------------------------
Total Investment Company Securities (Cost $30,119,070)                24,699,133
--------------------------------------------------------------------------------
Short-Term Investments (a) 5.0%
Repurchase Agreements 2.7%
State Street Bank (Dated 6/29/01), 3.50%,
  Due 7/02/01 (Repurchase proceeds
  $703,105); Collateralized by: United
  States Government & Agency Issues (b)                   $702,900       702,900

Money Market Funds 2.3%
Strong Heritage Money Fund -
  Institutional Class                                      600,000       600,000
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,302,900)                         1,302,900
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments in Securities (Cost $31,421,970) 99.9%              26,002,033
Other Assets and Liabilities, Net 0.1%                                    21,566
--------------------------------------------------------------------------------
Net Assets 100.0%                                                    $26,023,599
================================================================================



LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.

(b)  See Note 2(D) of Notes to Financial Statements.

Percentages are stated as a percent of net assets.


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)


                                                                             Strong            Strong           Strong
                                                                          Conservative        Moderate        Aggressive
                                                                            Portfolio         Portfolio        Portfolio
                                                                          ------------       -----------      -----------
Assets:
  Investments in Securities, at Value (Note 2)
    (Cost of $19,451,881, $64,398,617 and $31,421,970, respectively)       $18,689,308       $58,268,423      $26,002,033
  Dividends and Interest Receivable                                             51,970           100,701           20,828
  Other Assets                                                                     624             1,773              818
                                                                           -----------       -----------      -----------
  Total Assets                                                              18,741,902        58,370,897       26,023,679

Accrued Operating Expenses and Other Liabilities                                   100                 1               80
                                                                           -----------       -----------      -----------
Net Assets                                                                 $18,741,802       $58,370,896      $26,023,599
                                                                           ===========       ===========      ===========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                            $20,082,466       $63,720,772      $30,930,829
  Undistributed Net Investment Income                                           17,456           599,405          114,486
  Accumulated Net Realized Gain (Loss)                                        (595,547)          180,913          398,221
  Net Unrealized Depreciation                                                 (762,573)       (6,130,194)      (5,419,937)
                                                                           -----------       -----------      -----------
  Net Assets                                                               $18,741,802       $58,370,896      $26,023,599
                                                                           ===========       ===========      ===========
Capital Shares Outstanding (Unlimited Number Authorized)                     1,864,398         5,565,835        2,445,792

Net Asset Value Per Share                                                       $10.05            $10.49           $10.64
                                                                                ======            ======           ======


                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2001 (Unaudited)


                                                                             Strong            Strong           Strong
                                                                          Conservative        Moderate        Aggressive
                                                                            Portfolio         Portfolio        Portfolio
                                                                          ------------       -----------      -----------
Income:
  Net Investment Income Received from Underlying Funds                      $  334,919       $   622,450      $   124,599
  Interest                                                                      11,867            30,578           10,762
                                                                            ----------       -----------      -----------
  Total Income                                                                 346,786           653,028          135,361

Expenses:
  Administrative Fees                                                           23,354            68,387           30,999
  Custodian Fees                                                                    91               266              131
  Professional Fees                                                              4,749             4,839            4,738
  Reports to Shareholders                                                        3,433             9,990           32,670
  Federal and State Registration Fees                                           10,070            11,324           10,603
  Other                                                                            655             1,319              775
                                                                            ----------       -----------      -----------
  Total Expenses before Waivers and Absorptions                                 42,352            96,125           79,916
  Voluntary Expense Waivers and Absorptions                                    (18,999)          (27,738)         (48,917)
                                                                            ----------       -----------      -----------
  Expenses, Net                                                                 23,353            68,387           30,999
                                                                            ----------       -----------      -----------
Net Investment Income                                                          323,433           584,641          104,362

Realized and Unrealized Gain (Loss):
  Net Realized Gain (Loss) on:
    Sales of Underlying Funds                                               (1,165,278)       (4,346,416)      (2,639,183)
    Distributions of Capital Gains from Underlying Funds                       642,303         3,004,209        2,038,853
                                                                            ----------       -----------      -----------
    Net Realized Loss                                                         (522,975)       (1,342,207)        (600,330)

Net Change in Unrealized Appreciation/Depreciation on Investments             (351,373)       (3,068,039)      (2,226,749)
                                                                            ----------       -----------      -----------
Net Loss on Investments                                                       (874,348)       (4,410,246)      (2,827,079)
                                                                            ----------       -----------      -----------
Net Decrease in Net Assets Resulting from Operations                         ($550,915)      ($3,825,605)     ($2,722,717)
                                                                              ========        ==========       ==========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Strong Conservative Portfolio          Strong Moderate Portfolio
                                                            ----------------------------------   --------------------------------
                                                            Six Months Ended      Year Ended     Six Months Ended     Year Ended
                                                             June 30, 2001       Dec. 31, 2000     June 30, 2001    Dec. 31, 2000
                                                            ----------------     -------------   ----------------   -------------
                                                              (Unaudited)                           (Unaudited)
Operations:
  Net Investment Income                                       $   323,433         $   562,343       $   584,641      $ 1,072,902
  Net Realized Gain (Loss)                                       (522,975)            812,527        (1,342,207)       3,130,963
  Net Change in Unrealized Appreciation/Depreciation             (351,373)         (1,383,290)       (3,068,039)      (5,969,461)
                                                              -----------         -----------       -----------      -----------
  Net Decrease in Net Assets Resulting from Operations           (550,915)             (8,420)       (3,825,605)      (1,765,596)

Distributions:
  From Net Investment Income                                     (316,340)           (554,981)               --       (1,061,501)
  From Net Realized Gains                                        (372,949)           (547,190)               --       (1,657,204)
                                                              -----------         -----------       -----------      -----------
  Total Distributions                                            (689,289)         (1,102,171)               --       (2,718,705)

Capital Share Transactions:
  Proceeds from Shares Sold                                     7,531,300          11,778,847        19,798,127       36,825,329
  Proceeds from Reinvestment of Distributions                     681,334           1,087,749                --        2,710,701
  Payment for Shares Redeemed                                  (6,122,315)         (7,211,583)       (9,516,517)      (9,742,365)
                                                              -----------         -----------       -----------      -----------
  Net Increase in Net Assets from Capital Share Transactions    2,090,319           5,655,013        10,281,610       29,793,665
                                                              -----------         -----------       -----------      -----------
Total Increase in Net Assets                                      850,115           4,544,422         6,456,005       25,309,364

Net Assets:
  Beginning of Period                                          17,891,687          13,347,265        51,914,891       26,605,527
                                                              -----------         -----------       -----------      -----------
  End of Period                                               $18,741,802         $17,891,687       $58,370,896      $51,914,891
                                                              ===========         ===========       ===========      ===========

Transactions in Shares of the Portfolio:
  Sold                                                            722,249           1,018,161         1,828,304        2,952,733
  Issued in Reinvestment of Distributions                          68,817              97,228                --          239,674
  Redeemed                                                       (585,822)           (620,763)         (878,056)        (778,428)
                                                                 --------           ---------         ---------        ---------
  Net Increase in Shares of the Portfolio                         205,244             494,626           950,248        2,413,979
                                                                 ========           =========         =========        =========



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                     Strong Aggressive Portfolio
                                                                   --------------------------------
                                                                   Six Months Ended    Year Ended
                                                                     June 30, 2001    Dec. 31, 2000
                                                                   ----------------   -------------
                                                                     (Unaudited)
Operations:
  Net Investment Income                                               $   104,362      $   211,381
  Net Realized Gain (Loss)                                               (600,330)       1,918,434
  Net Change in Unrealized Appreciation/Depreciation                   (2,226,749)      (4,452,889)
                                                                      -----------      -----------
  Net Decrease in Net Assets Resulting from Operations                 (2,722,717)      (2,323,074)

Distributions:
  From Net Investment Income                                                   --         (202,414)
  From Net Realized Gains                                                      --         (903,996)
                                                                      -----------      -----------
  Total Distributions                                                          --       (1,106,410)

Capital Share Transactions:
  Proceeds from Shares Sold                                             7,920,513       24,866,969
  Proceeds from Reinvestment of Distributions                                  --        1,098,509
  Payment for Shares Redeemed                                          (4,494,830)      (6,253,533)
                                                                      -----------      -----------
  Net Increase in Net Assets from Capital Share Transactions            3,425,683       19,711,945
                                                                      -----------      -----------
Total Increase In Net Assets                                              702,966       16,282,461

Net Assets:
  Beginning of Period                                                  25,320,633        9,038,172
                                                                      -----------      -----------
  End of Period                                                       $26,023,599      $25,320,633
                                                                      ===========      ===========
Transactions in Shares of the Portfolio:
  Sold                                                                    715,177        1,821,031
  Issued in Reinvestment of Distributions                                      --           92,454
  Redeemed                                                               (405,700)        (467,956)
                                                                         --------         --------
  Net Increase in Shares of the Portfolio                                 309,477        1,445,529
                                                                         ========        =========



                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENT
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

1.   Organization

     The accompanying financial statements represent Strong Life Stage Series, Inc., an open-end series management investment company registered under the Investment Company Act of 1940, as amended. Strong Life Stage Series, Inc. includes the following diversified investment portfolios (the "Portfolios"), each with its own investment objectives and policies: Strong Conservative Portfolio, Strong Moderate Portfolio, and Strong Aggressive Portfolio. Each portfolio commenced operations on January 4, 1999.

     Each Portfolio invests substantially all its assets in a combination of the following underlying funds: Strong Advantage Fund - Investor Class, Strong Advisor Common Stock Fund - Class Z, Strong Blue Chip Fund - Investor Class, Strong Government Securities Fund - Investor Class, Strong Growth and Income Fund - Investor Class, Strong Growth Fund - Investor Class, and Strong Short-Term Bond Fund - Investor Class.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     (A) Security Valuation -- Each Portfolio's investment in the underlying funds is valued at the closing net asset value per share of each fund which is determined at the close of the New York Stock Exchange on the day of valuation. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Portfolios. Therefore, no federal income or excise tax provision is required.

          Strong Conservative Portfolio generally pays dividends from net investment income quarterly. Strong Moderate and Aggressive Portfolios generally pay dividends from net investment income annually. All Portfolios distribute substantially all net realized capital gains annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Repurchase Agreements -- The Portfolios may enter into repurchase agreements with institutions that the Portfolios' administrator, Strong Capital Management, Inc. (the "Administrator"), has determined are creditworthy pursuant to procedures adopted by the Board of Directors. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios require that the collateral, represented by securities (primarily U.S. Government securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Portfolios to obtain those securities in the event of a default of the repurchase agreement. On a daily basis, the Administrator monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amounts owed to the Portfolios under each repurchase agreement.

     (E) Earnings Credit Arrangements -- Earnings credits are earned from the Custodian on positive cash balances maintained in custodian accounts. These earnings credits serve to reduce the custodian's fees incurred by the Portfolios and are reported as Earnings Credits in the Portfolios' Statements of Operations.

     (F) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (G) Other -- Income and capital gain distributions from the underlying funds and distributions to Portfolio shareholders are recorded on the ex-dividend date. Distributions received from the underlying funds retain their tax characterization determined at the underlying fund level.

3.   Related Party Transactions

     The Administrator with whom certain officers and directors of the Funds are affiliated, is the Portfolios' shareholder servicing agent and transfer and dividend-disbursing agent. The Administrator also serves as the underlying funds' investment advisor. The Portfolios do not pay management fees; however, the Administrator receives management fees from managing the underlying funds. Administrative Fees, which are established by the prospectus, are based on an annualized rate of 0.25% of the average daily net assets of the Portfolios. Certain expenses will be waived or absorbed by the Administrator if the Portfolio's

--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)

     operating expenses exceed 2% of the average daily net assets of the Portfolio. The Administrator may also voluntarily waive or absorb certain expenses for a Portfolio. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. The Administrator also allocates to each Portfolio certain charges or credits resulting from transfer agency banking activities based on each Portfolio's level of subscription and redemption activity. Charges allocated to the Portfolio by the Administrator are included in Other Expenses in the Portfolio's Statements of Operations. Credits allocated by the Administrator serve to reduce the shareholder servicing expenses incurred by the Portfolios and are reported as Fees Paid Indirectly by Strong in the Portfolio's Statements of Operations. The Administrator is also compensated for certain other services related to costs incurred for reports to shareholders.

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the six months ended June 30, 2001, is as follows:

                                           Receivable from/       Shareholder
                                              Payable to     Servicing and Other                     Unaffiliated
                                              Advisor at           Expenses        Transfer Agency    Directors'
                                            June 30, 2001       Paid to Strong     Banking Charges       Fees
                                           ---------------   -------------------   ---------------   ------------
     Strong Conservative Portfolio               ($7)              $23,354               $--             $509
     Strong Moderate Portfolio                     1                68,387                --              988
     Strong Aggressive Portfolio                  80                30,999                --              610

4.   Investment Transactions

     The aggregate purchases and sales of the underlying funds for the six months ended June 30, 2001, were as follows:

                                                Purchases           Sales
                                               -----------       ----------
     Strong Conservative Portfolio             $ 5,528,036       $3,788,325
     Strong Moderate Portfolio                  17,249,749        6,893,514
     Strong Aggressive Portfolio                 5,703,746        2,284,381

5.   Income Tax Information

     At June 30, 2001, the investment cost, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                               Federal Tax       Unrealized       Unrealized            Net
                                                   Cost         Appreciation     Depreciation      Depreciation
                                               -----------      ------------     ------------      ------------
     Strong Conservative Portfolio             $20,039,052         $195,595        $1,545,339        $1,349,744
     Strong Moderate Portfolio                  65,799,858          560,837         8,092,272         7,531,435
     Strong Aggressive Portfolio                32,022,074          226,849         6,246,890         6,020,041

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG CONSERVATIVE PORTFOLIO

                                                                          Period Ended
                                                                -------------------------------
                                                                June 30,    Dec. 31,   Dec. 31,
Selected Per-Share Data(a)                                      2001/(b)/     2000       1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $10.78      $11.46     $10.00
Income From Investment Operations:
  Net Investment Income                                            0.18        0.41       0.28
  Net Realized and Unrealized Gains (Losses) on Investments       (0.52)      (0.32)      1.72
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                                (0.34)       0.09       2.00
Less Distributions:
  From Net Investment Income                                      (0.18)      (0.57)     (0.19)
  From Net Realized Gains                                         (0.21)      (0.20)     (0.35)
-----------------------------------------------------------------------------------------------
  Total Distributions                                             (0.39)      (0.77)     (0.54)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.05      $10.78     $11.46
===============================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------
  Total Return                                                    -3.1%       +0.7%     +20.3%
  Net Assets, End of Period (In Thousands)                      $18,742     $17,892    $13,347
  Ratio of Expenses to Average Net Assets Without Waivers
    and Absorptions                                                0.5%*       0.5%       1.5%
  Ratio of Expenses to Average Net Assets                          0.3%*       0.3%       0.0%
  Ratio of Net Investment Income to Average Net Assets             3.5%*       3.7%       3.7%
  Portfolio Turnover Rate                                         21.3%       33.4%      53.7%



STRONG MODERATE PORTFOLIO
-----------------------------------------------------------------------------------------------
                                                                          Period Ended
                                                                -------------------------------
                                                                June 30,    Dec. 31,   Dec. 31,
Selected Per-Share Data(a)                                      2001/(b)/     2000       1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $11.25      $12.08     $10.00
Income From Investment Operations:
  Net Investment Income                                            0.10        0.26       0.17
  Net Realized and Unrealized Gains (Losses) on Investments       (0.86)      (0.47)      2.49
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                                (0.76)      (0.21)      2.66
Less Distributions:
  From Net Investment Income                                         --       (0.53)     (0.16)
  From Net Realized Gains                                            --       (0.09)     (0.42)
-----------------------------------------------------------------------------------------------
  Total Distributions                                                --       (0.62)     (0.58)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.49      $11.25     $12.08
===============================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------
  Total Return                                                    -6.8%       -1.8%     +26.7%
  Net Assets, End of Period (In Thousands)                      $58,371     $51,915    $26,606
  Ratio of Expenses to Average Net Assets without Waivers
    and Absorptions                                                0.4%*       0.4%       0.6%
  Ratio of Expenses to Average Net Assets                          0.2%*       0.3%       0.0%
  Ratio of Net Investment Income to Average Net Assets             2.1%*       2.4%       2.3%
  Portfolio Turnover Rate                                         13.2%       18.0%      35.0%


*    Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.

(b)  For the six months ended June 30, 2001 (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STRONG AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                          Period Ended
                                                                -------------------------------
                                                                June 30,    Dec. 31,   Dec. 31,
Selected Per-Share Data/(a)/                                    2001/(b)/     2000       1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $11.85      $13.08      $10.00
Income From Investment Operations:
  Net Investment Income                                            0.04        0.12        0.09
  Net Realized and Unrealized Gains (Losses) on Investments       (1.25)      (0.81)       3.69
-----------------------------------------------------------------------------------------------
  Total from Investment Operations                                (1.21)      (0.69)       3.78
Less Distributions:
  From Net Investment Income                                         --       (0.52)      (0.07)
  From Net Realized Gains                                            --       (0.02)      (0.63)
-----------------------------------------------------------------------------------------------
  Total Distributions                                                --       (0.54)      (0.70)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.64      $11.85      $13.08
===============================================================================================
Ratios and Supplemental Data
-----------------------------------------------------------------------------------------------
  Total Return                                                   -10.2%       -5.3%      +37.8%
  Net Assets, End of Period (In Thousands)                      $26,024     $25,321      $9,038
  Ratio of Expenses to Average Net Assets without Waivers
    and Absorptions                                                0.6%*       0.6%        1.6%
  Ratio of Expenses to Average Net Assets                          0.2%*       0.3%        0.0%
  Ratio of Net Investment Income to Average Net Assets             0.8%*       1.1%        1.1%
  Portfolio Turnover Rate                                          9.5%       14.0%       18.5%


  *  Calculated on an annualized basis.

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.

(b)  For the six months ended June 30, 2001 (unaudited).


                       See Notes to Financial Statements.

Directors

  Richard S. Strong
  Willie D. Davis
  Stanley Kritzik
  Neal Malicky
  Marvin E. Nevins
  William F. Vogt

Officers

  Richard S. Strong, Chairman of the Board
  Elizabeth N. Cohernour, Vice President and Secretary
  Susan A. Hollister, Vice President and Assistant Secretary
  Dennis A. Wallestad, Vice President
  Thomas M. Zoeller, Vice President
  John W. Widmer, Treasurer
  Rhonda K. Haight, Assistant Treasurer

Distributor

  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin  53201

Custodian

  State Street Bank and Trust Company
  801 Pennsylvania Avenue, Kansas City, Missouri 64105

Transfer Agent and Dividend-Disbursing Agent

  Strong Capital Management, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Independent Accountants

  PricewaterhouseCoopers LLP
  100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

Legal Counsel

  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin  53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities offered through Strong Investments, Inc. RT14512-0601



Strong Investments

P.O. Box 2936  |  Milwaukee, WI 53201
www.Strong.com


--------------------------------------------------------------------------------


To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683


Visit our web site at
www.Strong.com

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